Note 6 - Prepaid Expenses 1	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Prepaid Expenses and Other Assets Disclosure [Text Block]
Note
6
— Prepaid Expenses

Prepaid expense consisted of the following as of
September 30, 2019
and
December 31, 2018:

	September 30,	December 31
	2019	2018
Deferred platform commission fees	$65,557	$178,692
Deferred royalties	2,345	1,157
Other	138,446	35,367
Total Prepaid Expenses	$206,348	$215,216

Note
6
— Prepaid Expenses

Prepaid expense consisted of the following as of
December 31, 2018
and
2017:

	December 31,	December 31,
	2018	2017
Deferred platform commission fees	$178,692	$146,708
Deferred royalties	1,157	3,704
Prepaid Professional fees	-	15,000
Other	35,367	12,417
Total Prepaid Expenses	$215,216	$177,829